Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of ordinary shares, Offering cost	$ 4,361